Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by six of our electric utility operating companies is the generation, transmission and distribution of electric power. KGPCo, TCC and WPCo provide only transmission and distribution services. TNC engages in the transmission and distribution of electric power and is a part owner of the Oklaunion Plant operated by PSO. TNC leases its entire portion of the output of the plant through 2027 to a nonutility affiliate. AEGCo, a regulated electricity generation company, provides power to three of our regulated electric utility operating companies. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005. These companies maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

Seven wholly-owned transmission companies and several joint ventures have been approved by the FERC for our new transmission investments. These companies are subject to regulation by the FERC and maintain their accounts accordingly.

We also engage in wholesale electricity, natural gas and other commodity marketing and risk management activities in the United States. In addition, our operations include nonregulated wind farms and barging operations and we provide various energy-related services.

CSPCo-OPCo Merger

On December 31, 2011, CSPCo merged into OPCo with OPCo being the surviving entity. All prior disclosed amounts have been recast as if the merger occurred on the first day of the earliest reporting period. All contracts and operations of CSPCo and its subsidiary are now part of OPCo. The merger had no impact on our prior reported net income, cash flow or financial condition.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

Our public utility subsidiaries' rates are regulated by the FERC and state regulatory commissions in our eleven state operating territories. The FERC also regulates our affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of our public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. Our wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when we negotiate and file a cost-based contract with the FERC or the FERC determines that we have “market power” in the region where the transaction occurs. We have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. Our wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the distribution operations and rates of our retail public utilities on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates. In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing and is conducted by Texas Retail Electric Providers (REPs). Through our nonregulated subsidiaries, we enter into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT. Effective November 2009, we had no active REPs in ERCOT. SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates our wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia, I&M's retail transmission rates in Michigan and TCC's and TNC's retail transmission rates in Texas are unbundled. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Although TCC's and TNC's retail transmission rates in Texas are unbundled, retail transmission rates are regulated, on a cost basis, by the PUCT. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the utility subsidiaries that are parties to each agreement.

Principles of Consolidation

Our consolidated financial statements include our wholly-owned and majority-owned subsidiaries and variable interest entities (VIEs) of which we are the primary beneficiary. Intercompany items are eliminated in consolidation. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on our balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on our statements of income. We have ownership interests in generating units that are jointly-owned with nonaffiliated companies. Our proportionate share of the operating costs associated with such facilities is included on our statements of income and our proportionate share of the assets and liabilities are reflected on our balance sheets.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We are the primary beneficiary of Sabine, DCC Fuel, AEP Credit, Transition Funding and a protected cell of EIS. In addition, we have not provided material financial or other support to Sabine, DCC Fuel, Transition Funding, our protected cell of EIS and AEP Credit that was not previously contractually required. We hold a significant variable interest in DHLC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2011, 2010 and 2009 were $128 million, $133 million and $99 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on our balance sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate its assets and liabilities. Our insurance premium expense to the protected cell for the years ended December 31, 2011, 2010 and 2009 were $48 million, $35 million and $30 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on our balance sheets. The amount reported as equity is the protected cell's policy holders' surplus.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC IV LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC and DCC Fuel IV LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel IV LLC lease are made quarterly and began in February 2012. Payments on the leases for the years ended December 31, 2011 and 2010 were $85 million and $59 million, respectively. No payments were made to DCC Fuel in 2009. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54, 54 and 54 month lease term, respectively. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on our balance sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management has concluded that we are the primary beneficiary and are required to consolidate its assets and liabilities. See the tables below for the classification of AEP Credit's assets and liabilities on our balance sheets. See “Securitized Accounts Receivables – AEP Credit” section of Note 13.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas restructuring law. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled $1.7 billion and $1.8 billion at December 31, 2011 and 2010, respectively, and are included in current and long-term debt on the balance sheets. Transition Funding has securitized transition assets of $1.6 billion and $1.7 billion at December 31, 2011 and 2010, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding's assets and liabilities on our balance sheets.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

DHLC is a mining operator that sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2011, 2010 and 2009 were $62 million, $56 million and $43 million, respectively. We are not required to consolidate DHLC as we are not the primary beneficiary, although we hold a significant variable interest in DHLC. Our equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on our balance sheets.

Our investment in DHLC was:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

We and FirstEnergy Corp. (FirstEnergy) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). In February 2011, PJM directed that work on the PATH project be suspended. PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region. PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy. Provisions exist within the PATH-WV agreement that make it a VIE. The “Allegheny Series” is not considered a VIE. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on our balance sheets. We and FirstEnergy share the returns and losses equally in PATH-WV. Our subsidiaries and FirstEnergy's subsidiaries provide services to the PATH companies through service agreements. As of December 31, 2011, PATH-WV had no debt outstanding. However, when debt is issued, the debt to equity ratio in each series should be consistent with other regulated utilities. The entities recover costs through regulated rates.

Given the structure of the entity, we may be required to provide future financial support to PATH-WV in the form of a capital call. This would be considered an increase to our investment in the entity. Our maximum exposure to loss is to the extent of our investment. The likelihood of such a loss is remote since the FERC approved PATH-WV's request for regulatory recovery of cost and a return on the equity invested.

Our investment in PATH-WV was:

	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	10	10	6	6

Total Investment in PATH-WV	$29	$29	$24	$24

Accounting for the Effects of Cost-Based Regulation

As the owner of rate-regulated electric public utility companies, our financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” we record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, we discontinued the application of “Regulated Operations” accounting treatment for the generation portion of our business in Ohio for OPCo and in Texas for TNC. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS.

We classify our investments in marketable securities as available-for-sale or held-to-maturity in accordance with the provisions of “Investments – Debt and Equity Securities” accounting guidance. We do not have any investments classified as trading.

Available-for-sale securities reflected in Other Temporary Investments are carried at fair value with the unrealized gain or loss, net of tax, reported in AOCI. Held-to-maturity securities reflected in Other Temporary Investments are carried at amortized cost. The cost of securities sold is based on the specific identification or weighted average cost method.

In evaluating potential impairment of securities with unrealized losses, we considered, among other criteria, the current fair value compared to cost, the length of time the security's fair value has been below cost, our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value and current economic conditions. See “Fair Value Measurements of Other Temporary Investments” in Note 10.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to our risk management activities and customer receivables primarily related to other revenue-generating activities.

We recognize revenue from electric power sales when we deliver power to our customers. To the extent that deliveries have occurred but a bill has not been issued, we accrue and recognize, as Accrued Unbilled Revenues on our balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, for I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the billed and unbilled receivables AEP Credit acquires from affiliated utility subsidiaries.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables related to our risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For the wires business of TCC and TNC, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent, and for those balances less than 120 days where the collection is doubtful. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Emission Allowances

In regulated jurisdictions, we record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. In Ohio, we record allowances at the lower of cost or market for the period after our FAC expires in May 2015. We follow the inventory model for these allowances. We record allowances expected to be consumed within one year in Materials and Supplies and allowances with expected consumption beyond one year in Deferred Charges and Other Noncurrent Assets on our balance sheets. We record the consumption of allowances in the production of energy in Fuel and Other Consumables Used for Electric Generation on our statements of income at an average cost. We record allowances held for speculation in Prepayments and Other Current Assets on our balance sheets. We report the purchases and sales of allowances in the Operating Activities section of the statements of cash flows. We record the net margin on sales of emission allowances in Utility Operations Revenue on our statements of income because of its integral nature to the production process of energy and our revenue optimization strategy for our utility operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for our rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain our plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Our nonregulated operations generally follow the policies of our cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment of nonregulated operations and equity investments (included in Deferred Charges and Other Noncurrent Assets) are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. For nonregulated plant assets, a gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and certain generating assets in Texas, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest”. We record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For our commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. We verify our price curves using these broker quotes and classify these fair values within Level 2 when substantially all of the fair value can be corroborated. We typically obtain multiple broker quotes, which are non-binding in nature, but are based on recent trades in the marketplace. When multiple broker quotes are obtained, we average the quoted bid and ask prices. In certain circumstances, we may discard a broker quote if it is a clear outlier. We use a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated we include these locations within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

We utilize our trustee's external pricing service in our estimate of the fair value of the underlying investments held in the benefit plan and nuclear trusts. Our investment managers review and validate the prices utilized by the trustee to determine fair value. We perform our own valuation testing to verify the fair values of the securities. We receive audit reports of our trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts, Cash and Cash Equivalents and Other Temporary Investments are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit our fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, we adjust our FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Kentucky for KPCo, in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC. None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo. A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

Our financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, we record them as assets on our balance sheets. We test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, we write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. We recognize the revenues on our statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. We purchase power from PJM to supply our customers. Generally, these power sales and purchases are reported on a net basis as revenues on our statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on our statements of income. Other RTOs in which we participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on our statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on our statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, we record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

We engage in wholesale electricity, natural gas, coal and emission allowances marketing and risk management activities focused on wholesale markets where we own assets and adjacent markets. Our activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts, which include exchange traded futures and options, as well as OTC options and swaps. We engage in certain energy marketing and risk management transactions with RTOs.

We recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. We use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. We include the unrealized and realized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM in Revenues on our statements of income on a net basis. In jurisdictions subject to cost-based regulation, we defer the unrealized MTM amounts and some realized gains and losses as regulatory assets (for losses) and regulatory liabilities (for gains). We include unrealized MTM gains and losses resulting from derivative contracts on our balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivative transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). We initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, we subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on our statements of income. Excluding those jurisdictions subject to cost-based regulation, we recognize the ineffective portion of the gain or loss in revenues or expense immediately on our statements of income, depending on the specific nature of the associated hedged risk. In regulated jurisdictions, we defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Barging Activities

AEP River Operations' revenue is recognized based on percentage of voyage completion. The proportion of freight transportation revenue to be recognized is determined by applying a percentage to the contractual charges for such services. The percentage is determined by dividing the number of miles from the loading point to the position of the barge as of the end of the accounting period by the total miles to the destination specified in the customer's freight contract. The position of the barge at accounting period end is determined by our computerized barge tracking system.

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

We expense maintenance costs as incurred. If it becomes probable that we will recover specifically-incurred costs through future rates, we establish a regulatory asset to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, we defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

We use the liability method of accounting for income taxes. Under the liability method, we provide deferred income taxes for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), we record deferred income taxes and establish related regulatory assets and liabilities to match the regulated revenues and tax expense.

We account for investment tax credits under the flow-through method except where regulatory commissions reflect investment tax credits in the rate-making process on a deferral basis. We amortize deferred investment tax credits over the life of the plant investment.

We account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” We classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

We act as an agent for some state and local governments and collect from customers certain excise taxes levied by those state or local governments on our customers. We do not recognize these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on our statements of income or a reduction in Construction Work in Progress on our balance sheets.

Debt

We defer gains and losses from the reacquisition of debt used to finance regulated electric utility plants and amortize the deferral over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If we refinance the reacquired debt associated with the regulated business, the reacquisition costs attributable to the portions of the business subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. We report gains and losses on the reacquisition of debt for operations not subject to cost-based rate regulation in Interest Expense on our statements of income.

We defer debt discount or premium and debt issuance expenses and amortize generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. We include the net amortization expense in Interest Expense on our statements of income.

Goodwill and Intangible Assets

When we acquire businesses, we record the fair value of all assets and liabilities, including intangible assets. To the extent that consideration exceeds the fair value of identified assets, we record goodwill. We do not amortize goodwill and intangible assets with indefinite lives. We test acquired goodwill and other intangible assets with indefinite lives for impairment at least annually at their estimated fair value. We test goodwill at the reporting unit level and other intangibles at the asset level. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets in active markets, we estimate fair value using various internal and external valuation methods. We amortize intangible assets with finite lives over their respective estimated lives to their estimated residual values. We also review the lives of the amortizable intangibles with finite lives on an annual basis.

Investments Held in Trust for Future Liabilities

We have several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of our trust funds' investments are diversified and managed in compliance with all laws and regulations. Our investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. We regularly review the actual asset allocations and periodically rebalance the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for our benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, our investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in any single issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. Our private equity holdings are with 11 general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

We participate in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. We lend securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

We hold trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow us to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP or its affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

We maintain trust records for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

We record securities held in these trust funds as Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets. We record these securities at fair value. We classify securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment. We record unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the spent nuclear fuel disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on our balance sheets in our equity section. Our components of AOCI as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
Components	2011	2010
	(in millions)
Cash Flow Hedges, Net of Tax	$(23)	$11
Securities Available for Sale, Net of Tax	2	4
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81	57
Pension and OPEB Funded Status, Net of Tax	(530)	(453)
Total	$(470)	$(381)

Stock-Based Compensation Plans

At December 31, 2011, we had stock options, performance units, restricted shares and restricted stock units outstanding under The Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the HR Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and do not become payable to executives until after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on our statements of income for the years ended December 31, 2011, 2010 and 2009 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2011, 2010 and 2009, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Earnings Per Share (EPS)

Shown below are income statement amounts attributable to AEP common shareholders:

	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2011	2010	2009
	(in millions)
Income Before Extraordinary Items	$1,568	$1,211	$1,362
Extraordinary Items, Net of Tax	373	-	(5)
Net Income	$1,941	$1,211	$1,357

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

The following table presents our basic and diluted EPS calculations included on our statements of income:

	Years Ended December 31,
	2011		2010		2009
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,941		$1,211		$1,357

Weighted Average Number of Basic Shares
Outstanding	482.2	$4.02	479.4	$2.53	458.7	$2.96
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-	0.3	-
Stock Options	0.1	-	-	-	-	-
Restricted Stock Units	0.2	-	0.1	-	-	-
Weighted Average Number of Diluted Shares
Outstanding	482.5	$4.02	479.6	$2.53	459.0	$2.96

Options to purchase 136,250 and 452,216 shares of common stock were outstanding at December 31, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share attributable to AEP common shareholders. Since the options' exercise prices were greater than the average market price of the common shares, the effect would have been antidilutive. There were no antidilutive shares outstanding at December 31, 2011.

OPCo Revised Depreciation Rates

Effective December 1, 2011, we revised book depreciation rates for certain of OPCo's generating plants consistent with shortened depreciable lives for the generating units. This change in depreciable lives is expected to result in a $54 million increase in depreciation expense in 2012.

Supplementary Information

	Years Ended December 31,
Related Party Transactions	2011		2010		2009

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$-		$(20)	(a)	$-
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	37		29		31
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	383	(b)	302	(b)	286

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

	Years Ended December 31,
Cash Flow Information	2011	2010	2009
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$900	$958	$924
Income Taxes	(118)	(268)	(98)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	54	225	86
Construction Expenditures Included in Current Liabilities at December 31,	380	267	348

Appalachian Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo. Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo's accounts receivable are sold to AEP Credit. See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement. For receivables related to APCo's West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable. For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales. In West Virginia for APCo, all of the profits from off-system sales are given to customers through the FAC.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on the statements of income or a reduction in Construction Work in Progress on the balance sheets.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Indiana Michigan Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States. I&M provides barging services to both affiliated and nonaffiliated companies.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments. The book value of the pre-April 1983 spent nuclear fuel disposal liability for I&M approximates the best estimate of its fair value.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Levelization of Nuclear Refueling Outage Costs

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over the period beginning with the month following the start of each unit's refueling outage and lasting until the end of the month in which the same unit's next scheduled refueling outage begins. I&M adjusts the amortization amount as necessary to ensure full amortization of all deferred costs by the end of the refueling cycle.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds

Nuclear decommissioning and spent nuclear fuel trust funds represent funds that regulatory commissions allow I&M to collect through rates to fund future decommissioning and spent nuclear fuel disposal liabilities. By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines. In general, limitations include:

  Acceptable investments (rated investment grade or above when purchased).
  Maximum percentage invested in a specific type of investment.
  Prohibition of investment in obligations of AEP, I&M or their affiliates.
  Withdrawals permitted only for payment of decommissioning costs and trust expenses.

I&M maintains trust funds for each regulatory jurisdiction. The trust assets may not be used for another jurisdiction's liabilities. Regulatory approval is required to withdraw decommissioning funds. These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

I&M records securities held in these trust funds in Spent Nuclear Fuel and Decommissioning Trusts on its balance sheets. I&M records these securities at fair value. I&M classifies securities in the trust funds as available-for-sale due to their long-term purpose. Other-than-temporary impairments for investments in both debt and equity securities are considered realized losses as a result of securities being managed by an external investment management firm. The external investment management firm makes specific investment decisions regarding the equity and debt investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy. Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gains or losses due to the adjusted cost of investment. I&M records unrealized gains and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the SNF disposal trust funds in accordance with their treatment in rates. Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 5 for additional discussion of nuclear matters. See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Ohio Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

CSPCo-OPCo Merger

On December 31, 2011, CSPCo was merged into OPCo with OPCo being the surviving entity. All prior reported amounts have been recast as if the merger occurred on the first day of the earliest reporting period. All contracts and operations of CSPCo and its subsidiary are now part of OPCo.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio. The ESP rates in Ohio continue the process of aligning generation/power supply rates over time with market rates.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates. The FERC claims jurisdiction over retail transmission rates when retail rates are unbundled in connection with restructuring. OPCo's retail transmission rates in Ohio, APCo's retail transmission rates in Virginia and I&M's retail transmission rates in Michigan are unbundled and are based on the FERC's Open Access Transmission Tariff (OATT) rates that are cost-based.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues. Due to the passage of legislation requiring restructuring and a transition to customer choice and market-based rates, OPCo discontinued the application of “Regulated Operations” accounting treatment for the generation portion of its business.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

The generation operations of OPCo and the mining operations of SWEPCo generally follow the policies of cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. A gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and mining operations at SWEPCo, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest.” The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC. Changes in fuel costs, including purchased power in Ohio (beginning in 2009 through 2011) for OPCo and in West Virginia for APCo are reflected in rates through FAC phase-in plans. The FAC generally includes some sharing of off-system sales.

None of the profits from off-system sales are given to customers through the FAC in Ohio for OPCo.

Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis. For OPCo, the unrealized gains and losses on wholesale marketing and risk management transactions that are accounted for using MTM are included in revenues on a net basis.

Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income. For OPCo, the ineffective portion of the gain or loss is recognized in revenues or expense on the income statements immediately.

See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Government Grants

For APCo's commercial scale Carbon Capture and Sequestration facility at the Mountaineer Plant and OPCo's gridSMART® demonstration program, APCo and OPCo are reimbursed by the Department of Energy for allowable costs incurred during the billing period. These reimbursements result in the reduction of Other Operation and Maintenance expenses on the statements of income or a reduction in Construction Work in Progress on the balance sheets.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. The Registrant Subsidiaries report gains and losses on the reacquisition of debt for operations that are not subject to cost-based rate regulation in Interest Expense.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

OPCo Revised Depreciation Rates

Effective December 1, 2011, OPCo revised book depreciation rates for certain of OPCo's generating plants consistent with shortened depreciable lives for the generating units. This change in depreciable lives is expected to result in a $54 million increase in depreciation expense in 2012.

Public Service Co Of Oklahoma [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. PSO's and SWEPCo's wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.

The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.

Southwestern Electric Power Co [Member]
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The principal business conducted by the Registrant Subsidiaries is the generation, transmission and distribution of electric power. These companies are subject to regulation by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines. These companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

The Registrant Subsidiaries also engage in wholesale electricity marketing and risk management activities in the United States.

SWEPCo, through consolidated and nonconsolidated affiliates, conducts lignite mining operations to fuel certain of its generation facilities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

The Registrant Subsidiaries' rates are regulated by the FERC and state regulatory commissions in the nine state operating territories in which they operate. The FERC also regulates the Registrant Subsidiaries' affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act. The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company. For non-power goods and services, the FERC requires that a nonregulated affiliate can bill an affiliated public utility company no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate. The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes. Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions. The Registrant Subsidiaries' wholesale power transactions are generally market-based. Wholesale power transactions are cost-based regulated when the Registrant Subsidiaries negotiate and file a cost-based contract with the FERC or the FERC determines that the Registrant Subsidiaries have “market power” in the region where the transaction occurs. The Registrant Subsidiaries have entered into wholesale power supply contracts with various municipalities and cooperatives that are FERC-regulated, cost-based contracts. These contracts are generally formula rate mechanisms, which are trued up to actual costs annually. PSO's and SWEPCo's wholesale power transactions in the SPP region are cost-based due to PSO and SWEPCo having market power in the SPP region.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrant Subsidiaries on a cost basis. The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio.

SWEPCo operates in the SPP area which includes a portion of Texas. In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

The FERC also regulates the Registrant Subsidiaries' wholesale transmission operations and rates.

Bundled retail transmission rates are regulated, on a cost basis, by the state commissions.

In addition, the FERC regulates the SIA, the Interconnection Agreement, the CSW Operating Agreement, the System Transmission Integration Agreement, the Transmission Agreement, the Transmission Coordination Agreement and the AEP System Interim Allowance Agreement, all of which allocate shared system costs and revenues to the Registrant Subsidiaries that are parties to each agreement.

Principles of Consolidation

The consolidated financial statements for APCo include the Registrant Subsidiary and its wholly-owned subsidiaries. The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (substantially-controlled variable interest entities (VIEs)). The consolidated financial statements for OPCo include the Registrant Subsidiary and a wholly-owned subsidiary. The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiaries excluding DHLC (as of January 1, 2010, SWEPCo is no longer the primary beneficiary of DHLC and is no longer required to consolidate DHLC, in accordance with the accounting guidance for “Consolidations”) and Sabine (a substantially-controlled VIE). Intercompany items are eliminated in consolidation. The Registrant Subsidiaries use the equity method of accounting for equity investments where they exercise significant influence but do not hold a controlling financial interest. Such investments are recorded as Deferred Charges and Other Noncurrent Assets on the balance sheets; equity earnings are included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. OPCo, PSO and SWEPCo have ownership interests in generating units that are jointly-owned with nonaffiliated companies. The proportionate share of the operating costs associated with such facilities is included in the income statements and the assets and liabilities are reflected in the balance sheets. See “Variable Interest Entities” section of Note 14.

Accounting for the Effects of Cost-Based Regulation

As rate-regulated electric public utility companies, the Registrant Subsidiaries' financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated. In accordance with accounting guidance for “Regulated Operations,” the Registrant Subsidiaries record regulatory assets (deferred expenses) and regulatory liabilities (future revenue reductions or refunds) to reflect the economic effects of regulation by matching expenses with their recovery through regulated revenues and income with its passage to customers through the reduction of regulated revenues.

In 2009, the Texas legislature amended its restructuring legislation for the generation portion of SWEPCo's Texas retail jurisdiction to delay indefinitely restructuring requirements. As a result, SWEPCo reapplied accounting guidance for “Regulated Operations” to its Texas generation operations.

Accounting guidance for “Discontinuation of Rate-Regulated Operations” requires the recognition of an impairment of stranded net regulatory assets and stranded plant costs if they are not recoverable in regulated rates. In addition, an enterprise is required to eliminate from its balance sheet the effects of any actions of regulators that had been recognized as regulatory assets and regulatory liabilities. Such impairments and adjustments are classified as an extraordinary item.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Inventory

Fossil fuel inventories are generally carried at average cost. Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized from electric power sales when power is delivered to customers. To the extent that deliveries have occurred but a bill has not been issued, the Registrant Subsidiaries accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.

See “Sale of Receivables – AEP Credit” section of Note 13 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense related to receivables purchased from the Registrant Subsidiaries under a sale of receivables agreement.

For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified. Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers

The Registrant Subsidiaries do not have any significant customers that comprise 10% or more of their Operating Revenues as of December 31, 2011.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuing basis to minimize credit risk. The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs. Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances

The Registrant Subsidiaries in regulated jurisdictions record emission allowances at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA. OPCo records allowances at the lower of cost or market for the period after our FAC expires in May 2015. The Registrant Subsidiaries follow the inventory model for these allowances. Allowances expected to be consumed within one year are reported in Materials and Supplies. Allowances with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets. These allowances are consumed in the production of energy and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost. Allowances held for speculation are included in Prepayments and Other Current Assets. The purchases and sales of allowances are reported in the Operating Activities section of the statements of cash flows. The net margin on sales of emission allowances is included in Electric Generation, Transmission and Distribution Revenues for nonaffiliated transactions and in Sales to AEP Affiliates Revenues for affiliated transactions because of its integral nature to the production process of energy and the Registrant Subsidiaries' revenue optimization strategy for their operations. The net margin on sales of emission allowances affects the determination of deferred fuel or deferred emission allowance costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment and Equity Investments

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original purchase cost. Additions, major replacements and betterments are added to the plant accounts. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation under the group composite method of depreciation. The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss. The equipment in each primary electric plant account is identified as a separate group. Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in the original cost, less salvage, being charged to accumulated depreciation. The depreciation rates that are established take into account the past history of interim capital replacements and the amount of salvage received. These rates and the related lives are subject to periodic review. Removal costs are charged to regulatory liabilities. The costs of labor, materials and overhead incurred to operate and maintain plants are included in operating expenses.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.” When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. Equity investments are required to be tested for impairment when it is determined there may be an other-than-temporary loss in value.

The fair value of an asset or investment is the amount at which that asset or investment could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale. Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available. In the absence of quoted prices for identical or similar assets or investments in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

The generation operations of OPCo and the mining operations of SWEPCo generally follow the policies of cost-based rate-regulated operations listed above but with the following exceptions. Property, plant and equipment are stated at fair value at acquisition (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals. Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation. A gain or loss would be recorded if the retirement is not considered an interim routine replacement. Removal costs are charged to expense.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant. For nonregulated operations, including generating assets owned by OPCo and mining operations at SWEPCo, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest.” The Registrant Subsidiaries record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.

Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Accounts Receivable, Short-term Debt and Accounts Payable approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2. When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value. Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1. Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1. Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated. Management typically obtains multiple broker quotes, which are non-binding in nature but are based on recent trades in the marketplace. When multiple broker quotes are obtained, the quoted bid and ask prices are averaged. In certain circumstances, a broker quote may be discarded if it is a clear outlier. Management uses a historical correlation analysis between the broker quoted location and the illiquid locations and if the points are highly correlated, these locations are included within Level 2 as well. Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information. Long-dated and illiquid complex or structured transactions and FTRs can introduce the need for internally developed modeling inputs based upon extrapolations and assumptions of observable market data to estimate fair value. When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.

AEP utilizes its trustee's external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts. AEP's investment managers review and validate the prices utilized by the trustee to determine fair value. AEP's management performs its own valuation testing to verify the fair values of the securities. AEP receives audit reports of the trustee's operating controls and valuation processes. The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts and Other Cash Deposits are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and domestic equity securities. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Items classified as Level 2 are primarily investments in individual fixed income securities and cash equivalents funds. Fixed income securities do not trade on an exchange and do not have an official closing price but their valuation inputs are based on observable market data. Pricing vendors calculate bond valuations using financial models and matrices. The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation. Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments. Investments with unobservable valuation inputs are classified as Level 3 investments. Benefit plan assets included in Level 3 are primarily real estate and private equity investments that are valued using methods requiring judgment including appraisals.

Deferred Fuel Costs

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized. The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily on the units-of-production method. In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel revenues billed to customers over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel revenues billed to customers) are generally deferred as current regulatory assets. These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions' review and approval. The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions. On a routine basis, state regulatory commissions review and/or audit the Registrant Subsidiaries' fuel procurement policies and practices, the fuel cost calculations and FAC deferrals. When a fuel cost disallowance becomes probable, the Registrant Subsidiaries adjust their FAC deferrals and record provisions for estimated refunds to recognize these probable outcomes. Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a phase-in plan or the FAC has been suspended or terminated.

Changes in fuel costs, including purchased power in Indiana and Michigan for I&M, in Ohio (beginning in 2012 through May 2015) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO and in Virginia for APCo are reflected in rates in a timely manner through the FAC.

The FAC generally includes some sharing of off-system sales.

A portion of profits from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Virginia for APCo and in Indiana and Michigan (all areas of Michigan beginning in December 2010) for I&M. Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impacted earnings.

Revenue Recognition

Regulatory Accounting

The financial statements of the Registrant Subsidiaries reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated. Regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, the Registrant Subsidiaries record them as assets on the balance sheets. The Registrant Subsidiaries test for probability of recovery at each balance sheet date or whenever new events occur. Examples of new events include the issuance of a regulatory commission order or passage of new legislation. If it is determined that recovery of a regulatory asset is no longer probable, the Registrant Subsidiaries write off that regulatory asset as a charge against income.

Traditional Electricity Supply and Delivery Activities

The Registrant Subsidiaries recognize revenues from retail and wholesale electricity sales and electricity transmission and distribution delivery services. The Registrant Subsidiaries recognize the revenues on the statements of income upon delivery of the energy to the customer and include unbilled as well as billed amounts. In accordance with the applicable state commission regulatory treatment, PSO and SWEPCo do not record the fuel portion of unbilled revenue.

Most of the power produced at the generation plants of the AEP East companies is sold to PJM, the RTO operating in the east service territory. The AEP East companies purchase power from PJM to supply power to their customers. Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income. However, purchases of power in excess of sales to PJM, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. Other RTOs in which the Registrant Subsidiaries participate do not function in the same manner as PJM. They function as balancing organizations and not as exchanges.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income. Energy purchases arising from non-trading derivative contracts are recorded based on the transaction's economic substance. Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income. All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrant Subsidiaries record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated, such as in Ohio for OPCo and until April 2009 in Texas for SWEPCo. In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities

AEPSC, on behalf of the Registrant Subsidiaries, engages in wholesale electricity, coal, natural gas and emission allowances marketing and risk management activities focused on wholesale markets where the AEP System owns assets and adjacent markets. These activities include the purchase and sale of energy under forward contracts at fixed and variable prices and the buying and selling of financial energy contracts which include exchange traded futures and options, as well as OTC options and swaps. Certain energy marketing and risk management transactions are with RTOs.

The Registrant Subsidiaries recognize revenues and expenses from wholesale marketing and risk management transactions that are not derivatives upon delivery of the commodity. The Registrant Subsidiaries use MTM accounting for wholesale marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or a normal purchase or sale. The Registrant Subsidiaries include realized gains and losses on wholesale marketing and risk management transactions in revenues on a net basis.

For APCo, I&M, PSO and SWEPCo, who are subject to cost-based regulation, the unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains). Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying wholesale marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge). The Registrant Subsidiaries initially record the effective portion of the cash flow hedge's gain or loss as a component of AOCI. When the forecasted transaction is realized and affects net income, the Registrant Subsidiaries subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income.

APCo, I&M, PSO, and SWEPCo, who are subject to cost-based regulation, defer the ineffective portion as regulatory assets (for losses) and regulatory liabilities (for gains). See “Accounting for Cash Flow Hedging Strategies” section of Note 9.

Maintenance

The Registrant Subsidiaries expense maintenance costs as incurred. If it becomes probable that the Registrant Subsidiaries will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues. In certain regulatory jurisdictions, the Registrant Subsidiaries defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrant Subsidiaries use the liability method of accounting for income taxes. Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence.

When the flow-through method of accounting for temporary differences is reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

Investment tax credits are accounted for under the flow-through method except where regulatory commissions have reflected investment tax credits in the rate-making process on a deferral basis. Investment tax credits that have been deferred are amortized over the life of the plant investment.

The Registrant Subsidiaries account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.” The Registrant Subsidiaries classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation.

Excise Taxes

As agents for some state and local governments, the Registrant Subsidiaries collect from customers certain excise taxes levied by those state or local governments on customers. The Registrant Subsidiaries do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced. If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates. Some jurisdictions require that these costs be expensed upon reacquisition. The Registrant Subsidiaries report gains and losses on the reacquisition of debt for operations that are not subject to cost-based rate regulation in Interest Expense.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt. The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations. The net amortization expense is included in Interest Expense.

Investments Held in Trust for Future Liabilities

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and spent nuclear fuel disposal. All of the trust funds' investments are diversified and managed in compliance with all laws and regulations. The investment strategy for trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the interest rate sensitivity of the assets relative to the associated liabilities. To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers. Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate. Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities. The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan's investment policy. The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP's benefit plans support the allocation of assets to minimize risks and optimize net returns. Strategies used include:

  Maintaining a long-term investment horizon.
  Diversifying assets to help control volatility of returns at acceptable levels.
  Managing fees, transaction costs and tax liabilities to maximize investment earnings.
  Using active management of investments where appropriate risk/return opportunities exist.
  Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.
  Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The investment policy for the pension fund allocates assets based on the funded status of the pension plan. The objective of the asset allocation policy is to reduce the investment volatility of the plan over time. Generally, more of the investment mix will be allocated to fixed income investments as the plan becomes better funded. Assets will be transferred away from equity investments into fixed income investments based on the market value of plan assets compared to the plan's projected benefit obligation. The current target asset allocations are as follows:

The investment policy for each benefit plan contains various investment limitations. The investment policies establish concentration limits for securities. Investment policies prohibit the benefit trust funds from purchasing securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies). However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law. Each investment manager's portfolio is compared to a diversified benchmark index.

For equity investments, the limits are as follows:

  No security in excess of 5% of all equities.
  Cash equivalents must be less than 10% of an investment manager's equity portfolio.
  No individual stock may be more than 10% of each manager's equity portfolio.
  No investment in excess of 5% of an outstanding class of any company.
  No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, the concentration limits must not exceed:

  3% in one issuer
  5% private placements
  5% convertible securities
  60% for bonds rated AA+ or lower
  50% for bonds rated A+ or lower
  10% for bonds rated BBB- or lower

For obligations of non-government issuers, the following limitations apply:

  AAA rated debt: a single issuer should account for no more than 5% of the portfolio.
  AA+, AA, AA- rated debt: a single issuer should account for no more than 3% of the portfolio.
  Debt rated A+ or lower: a single issuer should account for no more than 2% of the portfolio.
  No more than 10% of the portfolio may be invested in high yield and emerging market debt combined at any time.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation. Real estate properties are illiquid, difficult to value and not actively traded. The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties. To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification. Real estate holdings include core, value-added and development risk classifications and some investments in Real Estate Investment Trusts (REITs), which are publicly traded real estate securities classified as Level 1.

A portion of the pension assets is invested in private equity. Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance. Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded. The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum. The private equity holdings are with eleven general partners who help monitor the investments and provide investment selection expertise. The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments. Commingled private equity funds are used to enhance the holdings' diversity.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses. AEP lends securities to borrowers approved by BNY Mellon in exchange for cash collateral. All loans are collateralized by at least 102% of the loaned asset's market value and the cash collateral is invested. The difference between the rebate owed to the borrower and the cash collateral rate of return determines the earnings on the loaned security. The securities lending program's objective is providing modest incremental income with a limited increase in risk.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts. The strategy for holding life insurance contracts in the taxable Voluntary Employees' Beneficiary Association (VEBA) trust is to minimize taxes paid on the asset growth in the trust. Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid. Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities. With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds. A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges. The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal. The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities. The cash funds are valued each business day and provide daily liquidity.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from nonowner sources. It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Accumulated Other Comprehensive Income (Loss) (AOCI)

AOCI is included on the balance sheets in the equity section. Components of AOCI for the Registrant Subsidiaries as of December 31, 2011 and 2010 are shown in the following table:

	December 31,
	2011	2010
	(in thousands)
Cash Flow Hedges, Net of Tax
APCo	$(285)	$(56)
I&M	(15,284)	(8,685)
OPCo	7,706	10,449
PSO	7,149	8,494
SWEPCo	(15,524)	(4,190)

Amortization of Pension and OPEB Deferred Costs, Net of Tax
APCo	$15,521	$12,412
I&M	3,088	2,140
OPCo	32,977	22,031
SWEPCo	4,113	3,602

Pension and OPEB Funded Status, Net of Tax
APCo	$(73,779)	$(60,379)
I&M	(16,025)	(14,344)
OPCo	(238,405)	(212,635)
SWEPCo	(15,404)	(11,903)

Earnings Per Share (EPS)

The Registrant Subsidiaries are wholly-owned subsidiaries of AEP. Therefore, none are required to report EPS.